ACQUISITION AND DISPOSAL OF SUBSIDIARIES (Details) ¥ in Thousands, $ in Thousands									3 Months Ended	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Aug. 16, 2021 CNY (¥)	Aug. 16, 2021 USD ($)	Jul. 15, 2021 CNY (¥)	Jul. 15, 2021 USD ($)	Nov. 17, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Jul. 15, 2021 USD ($)	Dec. 31, 2020 USD ($)
Business Acquisitions [Abstract]
Cash consideration										¥ 679,941	$ 106,699	¥ 1,302,601	¥ 82,536
Liability classified share-based payments (Note 4)	¥ 55,156									55,156				$ 8,655
Net assets acquired:
Goodwill	1,339,657									1,339,657		¥ 994,993	¥ 989,530	210,221		$ 156,136
Payments to Acquire Productive Assets			¥ 151,884	$ 23,834
SH Shuzhong
Business Acquisitions [Abstract]
Equity interests acquired (as a percent)								100.00%	100.00%
Cash consideration								¥ 36,667
Net assets acquired:
Property and equipment, net								348,475	¥ 348,475
Operating lease right-of-use assets, net								81,034	81,034
Deferred tax assets								14,848	14,848
Other current assets								44,774	44,774
Total assets acquired								524,339	524,339
Other current liabilities								(406,932)	(406,932)
Operating lease liabilities								(45,034)	(45,034)
Deferred tax liabilities								(41,169)	(41,169)
Total liabilities assumed								(493,135)	(493,135)
Net assets acquired								31,204	31,204
Purchase consideration									36,667
Goodwill								5,463	5,463
SH Shuzhong | Customer contract.
Net assets acquired:
Intangible assets								33,500	33,500
Other non-current assets								1,685	1,685
SH Shuzhong | Purchased software
Net assets acquired:
Intangible assets								¥ 23	¥ 23
BJ TenxCloud
Business Acquisitions [Abstract]
Equity interests acquired (as a percent)					100.00%		100.00%								100.00%
Cash consideration					¥ 199,790	$ 31,351
Share settled liabilities fair value	214,577	$ 33,672			214,953	33,731
Contingent Consideration, cash to be paid	70,000									70,000				10,985
Contingent Consideration, Shares to be issued	167,342									167,342				20,260
Liability classified share-based payments (Note 4)	55,156									55,156				$ 8,655
Net assets acquired:
Property and equipment, net					470										$ 74
Operating lease right-of-use assets, net					2,376										373
Deferred tax assets					11,097										1,741
Other non-current assets					52,328										8,210
Total assets acquired					113,071										17,742
Other current liabilities					(29,395)										(4,612)
Operating lease liabilities					(2,500)										(392)
Deferred tax liabilities					(11,097)										(1,741)
Total liabilities assumed					(42,992)										(6,745)
Net assets acquired					70,079										10,997
Purchase consideration					414,743	$ 65,082
Goodwill					344,664										54,085
Revenue of acquiree since the acquisition date included in the consolidated statement of operations										91,038	14,286
Net profit of acquiree since the acquisition date included in the consolidated statement of operations										¥ 9,351	$ 1,467
BJ TenxCloud | Maximum
Business Acquisitions [Abstract]
Service period										36 months	36 months
BJ TenxCloud | Minimum
Business Acquisitions [Abstract]
Service period										12 months	12 months
BJ TenxCloud | Technology platform (Note 9)
Net assets acquired:
Intangible assets					27,800										4,362
BJ TenxCloud | Customer relationships
Net assets acquired:
Intangible assets					¥ 19,000										$ 2,982
BJ JHC
Business Acquisitions [Abstract]
Equity interests acquired (as a percent)							100.00%
Cash consideration							¥ 432,015
Contingent Consideration, cash to be paid	¥ 200,000						200,000			¥ 200,000
Net assets acquired:
Property and equipment, net							279,556
Operating lease right-of-use assets, net							112,398
Deferred tax assets							3,150
Other non-current assets							4,428
Other current assets							8,833
Other current liabilities							(90,805)
Operating lease liabilities							(120,120)
Deferred tax liabilities							(55,288)
BJ JHC | Customer contract.
Net assets acquired:
Intangible assets							¥ 33,208